Other Amounts Payable - Schedule of Other Amounts Payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Amounts Payable [Abstract]
Dividends payable		R$ 385	R$ 735
Lease liabilities	[1]	32,568	29,441
Provision payable for expenses on personnel		3,859	42,998
Provision for contingency (Note 19.b)		558	1,368
Provision for surety bonds provided	[2]	197	532
Future year earnings		2,419	1,772
Other		2,705	385
Total		R$ 42,691	R$ 77,231

[1]	The Group leases floors of a commercial building for a period of 10 years. As of December 31, 2025, and 2024, the non-cancelable minimum lease amounts are presented between 1 and 10 years.
[2]	Refers to commissions on endorsements and sureties currently found in the credit portfolio of BR Partners Banco de Investimento S.A. Note 19.a.